June 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock Private Investments Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value
Private Equity Investments
Direct Investments — 59.3%(a)(b)
Aerospace & Defense(c) — 0.4%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,582,425)	157,964	$ 2,240,973
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,891)	5,768	81,828
		2,322,801
Air Freight & Logistics — 0.8%
Greenbriar Coinvestment AIT, LP (Acquired 04/28/26, Cost: $4,413,653)(c)	— (d)	4,407,033
Automobile Components — 0.6%
PACP Carta Co-Invest, LP (Acquired 05/24/24, Cost: $42,967)	— (d)	2,944,055
Biotechnology — 0.8%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)(c)	— (d)	3,969,811
Capital Markets(c) — 4.7%
Aquiline Madonna Co-Invest LP (Acquired 10/18/24, Cost: $5,964,588)	— (d)	6,974,026
NC Harp Co-Invest Beta, LP (Acquired 03/17/25, Cost: $11,250,285)	— (d)	17,522,196
		24,496,222
Chemicals — 1.4%
PSP AGFS Co-Investment Fund III, LP (Acquired 11/22/23, Cost: $5,708,731)(c)	— (d)	7,014,043
Commercial Services & Supplies(c) — 1.9%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)	— (d)	2,019,538
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	— (d)	1,076,560
STAR Victor Co-investment LP (Acquired 09/13/24, Cost: $5,298,224)	— (d)	6,622,704
		9,718,802
Construction & Engineering — 1.1%
Lindsay Goldberg - Torrey Co-Inv. LP (Acquired 08/28/24, Cost: $4,782,979)(c)	— (d)	5,535,318
Consumer Finance — 0.8%
Campus Co-Investment, LP (Acquired 03/12/24, Cost: $2,611,850)(c)	— (d)	3,953,551
Consumer Staples Distribution & Retail — 4.0%
Sycamore Partners Wing Co-Invest LP (Acquired 08/08/25, Cost: $9,084,023)(c)	— (d)	20,638,576
Diversified Consumer Services(c) — 2.0%
TPG Eternal Co-Invest II, LP (Acquired 11/14/23, Cost: $4,122,016)(e)	— (d)	6,092,563
Vistria Soliant Holdings, LP (Acquired 07/17/24, Cost: $4,372,048)	— (d)	4,342,900
		10,435,463
Security		Shares/ Par (000)	Value
Entertainment — 0.4%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)(c)		— (d)	$ 2,243,214
Food Products(c) — 1.0%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,170)	EUR	24	22,700
Preference Shares (Acquired 10/20/23, Cost: $3,710,476)		342,950	5,213,796
			5,236,496
Health Care Providers & Services(c) — 4.6%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		— (d)	1,613,771
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		— (d)	1,724,230
Charme - Animalia Coinvestment Fund (Acquired 06/27/24, Cost: $4,620,192)		— (d)	5,474,860
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000	15,141,268
			23,954,129
Health Care Technology(c) — 4.6%
Better Life Health Inc., Common Shares (Acquired 11/01/25, Cost: $2,040,430)		19,663	4,032,520
VCF Compass Co-Investor Holdings II LP (Acquired 03/19/25, Cost: $1,641,051)		— (d)	2,299,519
VCF Compass Co-Investor Holdings LP (Acquired 04/25/24, Cost: $12,448,882)		— (d)	17,416,181
			23,748,220
Hotels, Restaurants & Leisure(c) — 2.4%
Auric Bloom, LP (Acquired 03/18/26, Cost: $7,061,203)		— (d)	7,000,000
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)		— (d)	5,293,334
			12,293,334
Household Durables — 0.5%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)(c)		— (d)	2,405,481
IT Services — 0.6%
TPG Arkady Co-Invest, LP (Acquired 08/23/24, Cost: $3,332,518)(c)(e)		— (d)	3,324,393
Personal Care Products(c) — 1.0%
Bluegem III Co-Invest A, SCSp (Acquired 06/26/24, Cost: $1,103,618)		— (d)	1,254,606
PAI MMF Master Sàrl SICAV-RAIF (Acquired 06/18/24, Cost: $3,332,377)		— (d)	3,973,728
			5,228,334
Pharmaceuticals(c) — 1.9%
CD&R Opal Co-Investor, LP (Acquired 04/15/25, Cost: $5,931,331)		— (d)	6,729,736
Epione Co-Investment LP (Acquired 10/10/24, Cost: $3,599,894)		— (d)	3,196,264
			9,926,000
Semiconductors & Semiconductor Equipment — 0.2%
Groq, Inc., Series D Preferred Shares (Acquired 08/01/24, Cost: $130,288)		8,549	951,116

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Par (000)	Value
Software(c) — 16.8%
Aestas Management Company LLC (Acquired 10/06/25, Cost: $3,000,540)	— (d)	$ 4,798,701
Angel Lux Holdco II Sàrl (Acquired 05/15/25, Cost: $845,364)	— (d)	1,047,741
Anthropic, PBC
Series G Preferred Shares (Acquired 02/12/26, Cost: $7,573,261)	29,225	17,213,803
Series H Preferred Shares (Acquired 05/28/26, Cost: $2,419,651)	4,108	2,419,651
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536	1,677,060
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)	13,033	293,243
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)	2,073	46,643
BCP VI Central Co-Invest LP (Acquired 07/05/23, Cost: $7,908,308)	— (d)	8,805,842
Behavox Ltd.
Series C Preferred Shares (Acquired 06/04/26, Cost: $5,390,897)	60,000	5,436,000
Series V Warrants (Acquired 06/04/26, Cost: $489,703)	7,488	493,800
Databricks, Inc., Series J Preferred Shares (Acquired 01/21/25, Cost: $7,843,908)	84,799	17,253,205
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	6,350	3,402,514
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	2,380	1,275,273
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	780	417,948
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,719,347)	84,056	1,483,335
Project CS Co-Invest Fund, LP (Acquired 02/24/23, Cost: $2,855,405)	— (d)	3,710,729
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,028,251)	51,070	3,217,410
Synthesia Limited
Series A Preferred Shares (Acquired 02/19/26, Cost: $8,310,007)	52,333	8,289,767
Series B Preferred Shares (Acquired 02/19/26, Cost: $1,714,468)	10,797	1,710,290
Themis Solutions Inc., Series F-1 Preferred Shares (Acquired 06/18/24, Cost: $3,348,624)	95,986	4,318,034
		87,310,989
Specialty Retail(c) — 1.4%
Vinted Limited
Common Shares A1 (Acquired 04/23/26, Cost: $2,080,138)	25,130	2,174,947
Common Shares B (Acquired 04/23/26, Cost: $236,902)	2,862	247,700
Common Shares C (Acquired 04/23/26, Cost: $1,132,777)	13,685	1,184,407
Common Shares E (Acquired 04/23/26, Cost: $625,614)	7,558	654,128
Security	Shares/ Par (000)	Value
Specialty Retail (continued)
Vinted Limited (continued)
Common Shares F (Acquired 04/23/26, Cost: $194,439)	2,349	$ 203,301
Ordinary Shares (Acquired 04/23/26, Cost: $2,627,971)	31,334	2,711,889
		7,176,372
Trading Companies & Distributors(c) — 4.4%
AI Robin & Cy S.C.A., Common Shares (Acquired 10/07/25, Cost: $11,786,571)	4,056,633	13,036,117
Truelink Sapphire, LP (Acquired 02/27/26, Cost: $10,000,000)	— (d)	9,932,240
		22,968,357
Transportation Infrastructure — 1.0%
BW Phoenix Co-Invest, LP (Acquired 05/17/24, Cost: $2,933,116)(c)	— (d)	5,367,254
Total Direct Investments — 59.3%		307,569,364

	Shares
Primary Investments — 0.6%(a)(b)
Diversified — 0.5%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $213,642)	— (d)	169,339
Providence Equity Partners IX-A S.C.Sp. (Acquired 01/26/24, Cost: $2,204,987)	— (d)	2,547,267
		2,716,606
Financial Services — 0.1%
Madison Dearborn Capital Partners IX-C, LP (Acquired 06/26/26, Cost: $173,872)(c)	— (d)	173,872
Total Primary Investments — 0.6%		2,890,478
Secondary Investments — 17.9%(a)(b)
Capital Markets — 0.9%
Cub SPV-C, L.P. (Acquired 06/26/26, Cost: $4,277,273)(c)	— (d)	4,529,362
Commercial Services & Supplies — 0.0%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $17,014)	— (d)	58,189
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,623)	— (d)	54,278
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,720,796)	— (d)	—
		112,467
Construction & Engineering — 0.8%
New Mountain WCO Continuation Feeder, LP (Acquired 04/20/26, Cost: $4,029,121)(c)	— (d)	4,147,613
Diversified — 5.3%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,955,655)(c)	— (d)	2,750,521
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,366,654)(c)	— (d)	889,370
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,089,671)(c)	— (d)	2,435,587
Palladium Equity Partners IV CF LP (Acquired 12/12/23, Cost: $3,875,256)	— (d)	5,836,736
Pamlico Capital III Continuation Fund, LP (Acquired 01/27/23, Cost: $3,074,708)	— (d)	4,440,389
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified (continued)
Providence Equity Partners VII LP (Acquired 09/28/23, Cost: $2,326,005)	— (d)	$ 766,498
Providence Equity Partners VII-A LP (Acquired 09/28/23, Cost: $2,428,918)	— (d)	800,002
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,633,331)	— (d)	4,465,992
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,564,451)(c)	— (d)	5,066,294
		27,451,389
Electronic Equipment, Instruments & Components — 1.2%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,707,702)(c)	— (d)	6,373,080
Food Products(c) — 1.0%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,829,787)	— (d)	1,959,964
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	— (d)	3,117,510
		5,077,474
Health Care Providers & Services(c) — 1.7%
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $9,703)	— (d)	105,425
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $5,081,584)	— (d)	8,522,427
		8,627,852
IT Services — 1.3%
Vestar Capital Partners Rainforest, LP (Acquired 04/09/24, Cost: $6,188,910)	— (d)	6,800,000
Software(c) — 5.0%
Rubicon Continuation Fund LP (Acquired 11/12/24, Cost: $2,805,591)	— (d)	3,872,010
Vista Equity Partners Hubble, LP (Acquired 03/31/25, Cost: $13,553,811)	— (d)	22,200,004
		26,072,014
Trading Companies & Distributors — 0.7%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,440,577)(c)	— (d)	3,819,990
Total Secondary Investments — 17.9%		93,011,241
Total Private Equity Investments — 77.8% (Cost: $307,456,258)		403,471,083

	Par (000)
Asset-Backed Securities
Abry Liquid Credit CLO Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.31%), 4.99%, 01/15/38(f)(g)	$1,000	1,001,289
AGL CLO Ltd.(f)(g)
Series 2024-34A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.00%, 01/22/38	1,000	1,001,536
Series 2025-43A, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.93%, 09/10/38	1,500	1,503,750
Anchorage Capital CLO Ltd., Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38(f)(g)	750	751,164
Security	Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO LI Ltd., Series 2024-51A, Class B, (3-mo. CME Term SOFR + 1.55%), 5.23%, 01/20/38(f)(g)	$1,000	$ 998,976
APIDOS CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.11%, 07/25/37(f)(g)	3,000	3,006,059
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/22/34(f)(g)	1,000	1,000,190
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, (3-mo. CME Term SOFR + 1.18%), 4.85%, 03/31/38(f)(g)	3,500	3,498,250
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 4.92%, 01/25/38(f)(g)	1,000	1,000,937
ARES LXVII CLO Ltd., Series 2022-67A, Class A1R, (3- mo. CME Term SOFR + 1.19%), 4.86%, 01/25/38(f)(g)	1,601	1,601,581
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3- mo. CME Term SOFR + 1.25%), 4.92%, 01/27/39(f)(g)	2,000	2,001,388
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/15/37(f)(g)	1,000	1,000,885
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(f)(g)	3,000	2,998,501
Benefit Street Partners CLO XXXVIII Ltd., Series 2024- 38A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/25/38(f)(g)	1,000	1,001,120
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(f)(g)	1,000	1,001,486
Carlyle U.S. CLO Ltd.(f)(g)
Series 2021-1A, Class A1AR, (3-mo. CME Term SOFR + 1.37%), 5.04%, 01/15/40	1,500	1,502,250
Series 2021-6A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.04%, 01/15/38	1,000	1,001,534
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 03/31/38(f)(g)	1,250	1,251,436
Carval CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3- mo. CME Term SOFR + 1.42%), 5.08%, 10/22/37(f)(g)	1,000	1,002,000
CarVal CLO XI C Ltd., Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(f)(g)	1,000	1,001,500
CIFC Funding Ltd.(f)(g)
Series 2017-3A, Class AR, (3-mo. CME Term SOFR + 1.54%), 5.22%, 04/20/37	750	751,276
Series 2022-1A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.00%, 04/17/35	1,500	1,501,909
CIFC Funding VII Ltd., Series 2019-7A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 4.96%, 10/19/38(f)(g)	1,000	1,001,620
CTM CLO Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.00%, 10/20/38(f)(g)	1,000	1,001,833
Diameter Capital CLO Ltd.(f)(g)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.06%, 10/15/37	1,000	1,001,795
Series 2022-4A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 01/15/39	1,500	1,498,747
Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.91%, 01/15/39	2,905	2,906,452
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.99%, 04/20/38	1,000	1,001,706
Dryden CLO Ltd., Series 2022-108A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.04%, 07/18/37(f)(g)	2,000	2,003,492

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 14 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.98%, 10/20/38(f)(g)	$2,000	$ 2,002,898
Elmwood CLO 30 Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.43%, 07/17/37(f)(g)	1,000	1,002,598
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 4.81%, 04/22/38(f)(g)	1,000	999,538
Golub Capital Partners CLO Ltd., Series 2021-55A, Class C1R, (3-mo. CME Term SOFR + 1.90%), 5.58%, 10/20/38(f)(g)	1,500	1,501,508
Midocean Credit CLO XV Ltd., Series 2024-15A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 07/21/37(f)(g)	1,000	1,002,509
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/20/39(f)(g)	2,280	2,283,047
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 4.81%, 04/20/38(f)(g)	3,500	3,497,829
OCP CLO Ltd.(f)(g)
Series 2021-21A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.86%, 01/20/38	3,000	2,998,508
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/37	1,000	1,001,850
Series 2024-32A, Class CR, (3-mo. CME Term SOFR + 1.70%), 5.33%, 07/23/39	1,000	1,000,999
Pikes Peak CLO, Series 2022-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.02%, 01/22/38(f)(g)	1,000	1,001,760
Polen Capital CLO Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.04%, 01/20/39(f)(g)	1,000	1,001,500
Post CLO VI Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.48%, 01/20/38(f)(g)	1,500	1,503,486
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(f)(g)	2,500	2,506,765
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3- mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(f)(g)	750	751,303
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 4.92%, 10/20/38(f)(g)	1,000	1,001,345
Regatta XX Funding Ltd., Series 2021-2A, Class AR, (3- mo. CME Term SOFR + 1.18%), 4.85%, 01/15/38(f)(g)	2,500	2,498,762
RR Ltd., Series 2024-33A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/39(f)(g)	940	942,209
Sixth Street CLO XXII Ltd., Series 2023-22A, Class AR, (3-mo. CME Term SOFR + 1.13%), 4.80%, 04/21/38(f)(g)	3,000	2,997,395
Symphony CLO Ltd., Series 2024-41A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.58%, 07/20/37(f)(g)	1,000	1,001,099
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.01%, 01/15/39(f)(g)	1,000	1,001,641
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 4.85%, 04/25/38(f)(g)	2,500	2,498,691
Voya CLO Ltd.(f)(g)
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 4.85%, 04/20/38	750	749,553
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 2.00%), 5.67%, 04/15/37	1,000	1,000,000
Security	Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.(f)(g) (continued)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 07/20/37	$2,000	$ 2,003,862
Whitebox CLO II Ltd., Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.42%, 10/24/37(f)(g)	2,500	2,505,004
Total Asset-Backed Securities — 16.2% (Cost: $84,052,596)		84,050,321

	Shares
Common Stocks
Aerospace & Defense — 2.0%
York Space Systems, Inc., (Acquired 01/29/26, Cost: $5,095,913)(b)(c)	416,852	10,262,896
Total Common Stocks — 2.0% (Cost: $5,095,913)		10,262,896

	Par (000)
Corporate Bonds
Building Materials — 0.1%
Standard Industries, Inc., 4.75%, 01/15/28(g)	$324	321,708
Commercial Services & Supplies(g) — 0.1%
Clarivate Science Holdings Corp., 3.88%, 07/01/28	82	78,858
United Rentals North America, Inc., 6.00%, 12/15/29	132	134,153
		213,011
Diversified REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(g)	162	165,059
SBA Communications Corp., 3.13%, 02/01/29	225	215,286
		380,345
Electric Utilities — 0.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(g)	163	159,597
Food Products — 0.0%
Lamb Weston Holdings, Inc., 4.13%, 01/31/30(g)	133	127,537
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 4.63%, 07/15/28(g)	163	159,777
Health Care Providers & Services — 0.0%
IQVIA, Inc., 5.00%, 10/15/26(g)	208	207,884
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(g)	81	79,417
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC, 4.75%, 03/15/28(g)	347	343,812
Internet Software & Services(g) — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	117,878
Match Group Holdings II LLC, 4.63%, 06/01/28	333	328,453
		446,331
Machinery — 0.0%
Regal Rexnord Corp., 6.05%, 04/15/28	135	137,843
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media(g) — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	$291	$ 287,354
Sirius XM Radio LLC, 5.00%, 08/01/27	123	122,836
		410,190
Metals & Mining — 0.0%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(g)	165	165,210
Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc., 4.75%, 04/15/29(g)	218	215,430
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd., 8.25%, 12/15/29(g)	150	156,848
Total Corporate Bonds — 0.7% (Cost: $3,543,835)		3,524,940
Floating Rate Loan Interests(f)
Advertising Agencies — 0.0%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 09/24/32	64	63,888
Aerospace & Defense — 0.1%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31	97	96,691
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/31/31	37	37,443
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 11/05/28	49	48,745
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/28/31	260	260,529
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/19/32	36	36,447
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 08/19/32	24	23,823
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 02/13/33	30	29,995
		533,673
Automobile Components — 0.1%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 01/02/33	52	51,773
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.14%, 05/06/30	78	78,107
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/28/32	25	24,875
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 01/30/32	10	10,128
Security	Par (000)	Value
Automobile Components (continued)
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 11/16/29	$59	$ 59,016
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 06/04/31	96	96,097
		319,996
Beverages — 0.0%
Primo Brands Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 03/31/31	99	99,167
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.63%, 07/09/32	66	65,698
		164,865
Biotechnology — 0.0%
BioMarin Pharmaceutical, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 04/27/33	82	81,959
Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 05/13/29	15	15,087
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 08/04/31	53	52,985
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30	107	107,175
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 02/02/33(a)	28	27,623
Knife River Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 03/08/32	40	39,925
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.89%, 03/19/29	82	81,909
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 02/10/32	168	167,665
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/30/32	50	49,918
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.76%, 10/04/28	48	48,524
		590,811
Capital Markets — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	29	28,774
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 12/20/29	62	62,335
Citadel Securities Global Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/10/33	80	79,788
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 03/18/30	106	104,720
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31	232	230,071
Jupiter Borrower, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 06/30/33	81	80,832
		586,520

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 0.1%
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/15/32	$54	$ 53,562
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 06/12/31	19	18,547
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/18/30	86	86,002
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 02/15/30	35	35,117
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/31(a)	44	44,325
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 10/29/32	31	31,038
SP Motion Holdco Ltd., USD Term Loan B, 06/24/33(h)	28	27,965
		296,556
Commercial Services & Supplies — 0.1%
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/22/30	159	159,351
Asplundh Tree Expert, LLC, 2026 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/30/33	107	106,879
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.14%, 10/08/32	26	25,935
MX Holdings U.S., Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/17/32	15	14,841
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 03/11/32	46	46,285
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 10/13/30	47	47,164
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/07/32	35	34,042
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31	7	6,647
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 01/15/31	41	40,799
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 11/30/28	59	59,191
		541,134
Construction & Engineering — 0.0%
Construction Partners, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.75%, 11/03/31	45	44,941
Security	Par (000)	Value
Construction & Engineering (continued)
Dycom Investments, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/27/33	$25	$ 25,008
Legence Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 12/16/31	60	59,820
		129,769
Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/03/31	92	92,029
Containers & Packaging — 0.0%
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR + 1.75%), 5.37%, 01/31/33	119	118,654
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/04/32	19	18,730
		137,384
Distributors — 0.1%
Core & Main LP, 2024 Term Loan E, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 02/09/31	82	82,193
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/01/33	142	141,605
		223,798
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/23/32	33	33,479
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/20/30	58	57,653
Electric Utilities — 0.1%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/16/31	129	129,294
Pathfinder Power LLC, Term Loan B, 06/22/33(h)	53	52,868
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 12/15/31	72	71,494
		253,656
Electronic Equipment, Instruments & Components(a) — 0.0%
Belden, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/01/33	58	58,000
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 06/20/31	35	35,192
Sanmina Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/27/32	47	46,588
		139,780
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.90%, 10/01/32	50	49,969
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment — 0.1%
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31	$99	$ 98,756
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 03/04/32	44	44,331
Electronic Arts, Inc., USD Term Loan B, 03/24/33(h)	240	240,516
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/21/32	59	58,631
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 11/21/31	146	145,569
		587,803
Environmental, Maintenance & Security Service — 0.0%
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 01/15/31	23	22,847
Financial Services — 0.1%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.63%, 05/21/31	30	30,399
APi Group DE, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/16/33	121	120,751
Citco Funding LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 01/30/33	14	13,883
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/19/31	169	167,955
ITT Holdings LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.98%), 5.71%, 10/11/30	10	9,955
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/31/28	59	58,848
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 03/05/32	25	24,583
		426,374
Food Products — 0.0%
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	161	160,305
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 09/30/32	29	28,710
		189,015
Gas Utilities — 0.0%
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	63	63,114
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 07/16/32	46	45,398
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 04/10/31	164	163,298
		208,696
Security	Par (000)	Value
Health Care Equipment & Supplies — 0.0%
Insulet Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 08/01/31	$26	$ 26,548
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/09/32	54	53,955
		80,503
Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 09/20/32	31	30,590
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 07/26/31	53	53,236
DaVita, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/09/31	57	56,741
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	35	34,700
Medline Borrower LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.50%), 5.14%, 05/30/33	87	86,587
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/22/32	85	85,371
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 08/01/31	28	27,729
		374,954
Health Care Technology — 0.0%
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 10/22/29(a)	59	58,324
Hotels, Restaurants & Leisure — 0.3%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 09/20/30	141	140,638
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/31	66	63,707
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/06/30	122	117,242
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 11/30/30	66	65,759
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 06/04/32	48	47,268
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/22/32	77	77,856
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 07/31/32	27	26,752
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.40%, 11/08/30	201	201,285
Life Time, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.61%, 11/05/31	18	17,805
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 04/16/29	105	105,391
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 05/30/33	44	43,706

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Raising Cane’s Restaurants LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/03/32	$45	$ 44,551
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.64%, 12/04/31	72	71,268
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/01/31	22	21,334
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/14/31	111	111,354
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 05/24/30	179	179,125
		1,335,041
Household Durables — 0.0%
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.87%, 10/24/31	5	4,937
Household Products — 0.0%
Energizer Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 03/19/32	11	10,581
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 07/31/30	140	140,392
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 11/26/32	28	27,616
		168,008
Industrial Conglomerates — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 09/12/32	31	30,967
Resideo Funding, Inc., 2025 Incremental Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32	49	49,604
		80,571
Insurance — 0.0%
Asurion LLC, 2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	55	54,184
Lockton, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 05/09/33(a)	28	27,895
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 09/15/31	58	58,336
		140,415
IT Services — 0.1%
ASGN, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.39%, 08/30/30	12	10,581
Asurion LLC
2023 Term Loan B11, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.01%, 08/19/28	13	13,487
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	69	68,222
CACI International, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 10/30/31	20	19,663
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, (1-mo. SOFR + 4.50%), 8.12%, 11/17/31	58	59,148
Security	Par (000)	Value
IT Services (continued)
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.39%, 09/12/29	$160	$ 158,516
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.39%, 05/30/31	28	27,700
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/09/29	138	134,786
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 01/31/31	35	34,688
Shift4 Payments LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.73%, 07/03/32	67	66,415
		593,206
Leisure Products — 0.0%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.89%, 01/22/31	52	51,544
Machinery — 0.0%
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 03/15/30	48	48,546
ESCO Technologies, Inc., Term Loan B, 06/11/33(a)(h)	27	26,933
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 07/03/31	33	32,844
Hayward Industries, Inc., 2026 Term Loan B, 06/23/33(h)	15	14,980
		123,303
Media — 0.1%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 12/07/30	20	19,789
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 12/15/31	12	12,129
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33	129	128,469
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 03/18/33	67	66,321
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.74%, 04/28/28	60	59,490
		286,198
Oil, Gas & Consumable Fuels — 0.1%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 09/29/32	40	39,899
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 11/22/32	12	11,921
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 02/11/30	23	22,698
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/22/32	25	24,988
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.37%, 04/07/32	43	42,981
WhiteWater DBR HoldCo LLC, 1st Lien Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.00%, 03/03/31	26	26,608
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR + 1.75%), 5.50%, 06/16/32	$42	$ 41,623
Whitewater Whistler Holdings LLC, 2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.53%, 02/15/30	46	46,475
		257,193
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 04/20/28	27	26,693
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/21/31	104	103,257
American Airlines, Inc.
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29	85	83,713
2026 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 05/29/33	53	52,294
AS Mileage Plan IP Ltd., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 05/12/33	40	39,825
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 02/22/31	80	80,114
		385,896
Personal Care Products — 0.0%
Prestige Brands, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.62%, 06/13/33	12	12,000
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.37%, 10/31/32	80	80,314
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	75	74,962
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 05/05/28	120	119,936
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/20/29	52	52,240
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.73%, 07/03/28	9	8,646
		336,098
Professional Services — 0.1%
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.77%, 11/05/32	70	70,193
Trans Union LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 06/24/31	230	228,954
		299,147
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 06/13/33(a)	20	19,872
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 07/06/29	$5	$ 5,257
Qnity Electronics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32	88	87,650
		92,907
Software — 0.0%
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.36%, 02/04/33	69	69,413
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 05/09/31	100	99,505
ZoomInfo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.39%, 02/28/30	10	8,611
		177,529
Specialty Retail — 0.1%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31	193	192,542
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.89%, 02/19/29	48	47,860
Trading Companies & Distributors — 0.0%
Core & Main LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 07/01/33(a)	38	37,905
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.38%, 06/02/32	38	37,810
		75,715
Transportation Infrastructure — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 03/18/30	44	43,401
Wireless Telecommunication Services — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.40%, 01/25/31	118	117,832
Total Floating Rate Loan Interests — 2.2% (Cost: $11,166,901)		11,160,345

	Shares
Tax Receivable Agreement
Aerospace & Defense — 0.0%
York Space Systems, Inc., (Acquired 01/29/26, Cost: $—)(a)(b)(c)	— (d)	159,556
Total Tax Receivable Agreement — 0.0% (Cost: $ — )		159,556
Total Long-Term Investments — 98.9% (Cost: $411,315,503)		512,629,141

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(i)(j)	2,176,032	$ 2,176,032

	Par (000)
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills, 3.62%, 07/21/26(k)	$3,000	2,993,997
Total Short-Term Securities — 1.0% (Cost: $5,170,098)		5,170,029
Total Investments — 99.9% (Cost: $416,485,601)		517,799,170
Other Assets Less Liabilities — 0.1%		573,534
Net Assets — 100.0%		$ 518,372,704

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $413,893,535, representing 79.8% of its net assets as of period end, and an original cost of $312,552,171.

(c)	Non-income producing security.
(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, asset classification, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 2,436,801	$ —	$ (260,769)(a)	$ —	$ —	$ 2,176,032	2,176,032	$ 46,369	$ —

(a)	Represents net amount purchased (sold).
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.07%, 3.68%	At Termination	BNP Paribas SA	N/A	07/20/26	USD	676	$ 226,880	$ —	$ 226,880
DoubleVerify Holdings, Inc.	At Termination	1-day SOFR minus 0.05%, 3.68%	At Termination	BNP Paribas SA	N/A	08/25/26	USD	45	16,397	—	16,397
									$ 243,277	$ —	$ 243,277
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$ —	$ —	$ 307,569,364	$ 307,569,364
Primary Investments	—	—	2,890,478	2,890,478
Secondary Investments	—	—	93,011,241	93,011,241
Asset-Backed Securities	—	84,050,321	—	84,050,321
Common Stocks	10,262,896	—	—	10,262,896
Corporate Bonds	—	3,524,940	—	3,524,940
Floating Rate Loan Interests	—	10,777,688	382,657	11,160,345
Tax Receivable Agreement	—	—	159,556	159,556
Short-Term Securities
Money Market Funds	2,176,032	—	—	2,176,032
U.S. Treasury Obligations	—	2,993,997	—	2,993,997
	$12,438,928	$101,346,946	$404,013,296	$517,799,170
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 243,277	$ —	$ 243,277

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Tax Receivable Agreement	Total
Assets
Opening balance, as of March 31, 2026	$ 266,084,286	$ 2,583,428	$ 84,467,305	$ 512,385	$ 155,272	$ 353,802,676
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3(a)	—	—	—	(286,037)	—	(286,037)
Other(b)	(188,135)	—	346,332	—	—	158,197
Accrued discounts/premiums	—	—	—	(13)	—	(13)
Net realized gain (loss)	3,980,962	—	44,093	—	—	4,025,055
Net change in unrealized appreciation (depreciation)(c)	23,094,706	133,178	630,349	247	4,284	23,862,764

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Private Investments Fund

	Direct Investments	Primary Investments	Secondary Investments	Floating Rate Loan Interests	Tax Receivable Agreement	Total
Purchases	$ 19,595,581	$ 173,872	$ 8,417,386	$ 217,341	$ —	$ 28,404,180
Sales	(4,998,036)	—	(894,224)	(61,266)	—	(5,953,526)
Closing balance, as of June 30, 2026	$ 307,569,364	$ 2,890,478	$ 93,011,241	$ 382,657	$ 159,556	$ 404,013,296
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(c)	$ 23,094,706	$ 133,178	$ 630,349	$ 339	$ 4,284	$ 23,862,856

(a)
As of March 31, 2026, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(b)	Includes return of capital and/or capitalized expenses from Portfolio Companies and/or Portfolio Funds investments.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $382,657.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments(b)	$307,569,364	Market	EBITDA Multiple	4.50x - 28.88x	12.2x
			Revenue Multiple	1.40x - 45.17x	19.76x
			Volatility	40%	—
			Time to Exit	0.75 years	—
			Liquidity Discount	7.5%	—
			Book Value Multiple	2.25x	—
		Income	Discount Rate	24%	—

Primary Investments	2,890,478	Market	Market Adjustment Factor	0.98x - 0.99x	0.99x

Secondary Investments	93,011,241	Market	Market Adjustment Factor	0.96x - 1.07x	1.00x
			EBITDA Multiple	8.54x - 13.50x	9.86x
Tax Receivable Agreement	159,556	Income	Discount Rate	15%	—

	$403,630,639

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $5,929,800 as of June 30, 2026.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CR	Custodian Receipt
DAC	Designated Activity Company
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments